As filed with the Securities and Exchange Commission on August 23, 2010

Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund
 (Exact name of registrant as specified in charter)
600 Fifth Avenue
New York, NY  10020
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2010
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Asset Back Commercial Paper (4.86%) (1)
$100,000,000	Chesham Finance LLC	07/28/10	0.50%	$99,962,500
100,000,000	Chesham Finance LLC	08/16/10	0.55	99,929,722
200,000,000	Total Asset Back Commercial Paper			199,892,222

Eurodollar Certificates of Deposit (2.43%)
$100,000,000	KBC Bank	08/09/10	0.44%	$100,001,082
100,000,000	Total Eurodollar Certificates of Deposit			100,001,082

Floating Rate Notes (2.43%)
$100,000,000	Banco Bilbao Vizcaya Argentaria (4)	06/17/11	0.39%	$100,000,000
100,000,000	Total Floating Rate Notes			100,000,000

Foreign Commercial Paper (4.86%)
$200,000,000	Danske Corporation	08/27/10	0.53%	$199,832,167
200,000,000	Total Foreign Commercial Paper			199,832,167

Letter of Credit Commercial Paper (1.09%)
$45,000,000	Louis Dreyfus Corporation LOC BNP Paribas	07/01/10	0.20%	$45,000,000
45,000,000	Total Letter of Credit Commercial Paper			45,000,000

Loan Participations (4.37%)
$50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/09/10	0.50%	$50,000,000
55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/13/10	0.47	55,000,000
75,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/30/10	0.48	75,000,000
180,000,000	Total Loan Participations			180,000,000

Repurchase Agreement (3.64%)
$150,000,000	Annaly Capital Management , Inc. purchased on 06/30/10, repurchase proceeds at maturity $150,000,875 (Collateralized by $375,361,250 FHLMC, 0.89% to 6.07%, due 04/15/32 to 06/01/38, value $124,501,861, FNMA, 2.38% to 7.00%, due 04/01/32 to 08/01/47, value $32,998,139)	07/01/10	0.21%	$150,000,000
150,000,000	Total Repurchase Agreement			150,000,000

Time Deposit (23.54%)
$139,000,000	BNP Paribas	07/01/10	0.08%	$139,000,000
40,000,000	Canadian Imperial Bank of Commerce	07/01/10	0.01	40,000,000
200,000,000	Citibank, N.A.	07/01/10	0.10	200,000,000
200,000,000	National Bank of Canada	07/01/10	0.10	200,000,000
190,000,000	Royal Bank of Canada	07/01/10	0.06	190,000,000
200,000,000	Union Bank of Switzerland	07/01/10	0.05	200,000,000
969,000,000	Total Time Deposit			969,000,000

Variable Rate Demand Instruments (3.41%) (2)
$3,785,000	A&M Associates Project – Series 2002 LOC U.S. Bank, N.A.	12/01/34	0.35%	$3,785,000
895,000	Bank of Kentucky Building, LLC – Series 1999 LOC U.S. Bank, N.A.	12/01/19	0.65	895,000
1,050,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.50	1,050,000
114,000	Capital One Funding Corporation Floating Rate Option Notes – Series 1997 D LOC JPMorgan Chase Bank, N.A.	07/02/18	0.38	114,000
905,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.40	905,000
3,500,000	Charles K. Blandin Foundation – Series 2004 (3) LOC Wells Fargo Bank, N.A.	05/01/19	0.32	3,500,000
2,170,000	Cinnamon Properties, Inc. LOC U.S. Bank, N.A.	04/01/20	0.65	2,170,000
1,260,000	Cirrus Development Ltd. – Series 1999 LOC U.S. Bank, N.A.	05/01/14	0.65	1,260,000
1,745,000	CMW Real Estate, LLC – Series 2000 LOC U.S. Bank, N.A.	06/01/20	0.80	1,745,000
2,680,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.40	2,680,000
7,450,000	D.G.Y. Real Estate LP – Series 2000A LOC PNC Bank, N.A.	05/01/20	0.50	7,450,000
12,250,000	Delos, LLC – Series 2007A LOC Banco Santander	03/01/37	0.51	12,250,000
1,585,000	Delta Capital LLC – Series 1996B LOC JPMorgan Chase Bank, N.A.	10/01/26	0.70	1,585,000
1,575,000	Devin F. & Janis L. McCarthy – Series 1997 LOC U.S. Bank, N.A.	07/01/17	0.65	1,575,000
2,050,000	Eckert Seamans Cherin & Mellott, LLC – Series 2000 LOC PNC Bank, N.A.	01/01/15	0.37	2,050,000
5,625,000	El Dorado Enterprises of Miami, Inc. – Series 2000 LOC Wachovia Bank, N.A.	06/01/20	0.40	5,625,000
4,301,189	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.35	4,301,189
3,025,000	Galloway Company – Series 2003 LOC JPMorgan Chase Bank, N.A.	07/01/17	0.70	3,025,000
1,120,000	Goson Project – Series 1997 Guaranteed by Federal Home Loan Bank	11/01/17	0.45	1,120,000
155,000	Graves Lumber Co. Project – Series 2000 Guaranteed by Federal Home Loan Bank of Cincinnati	11/01/10	0.55	155,000
2,710,000	Healtheum, LLC – Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.40	2,710,000
1,450,000	HFA of Lee County, FL MHRB (University Club Apartments) – Series 2002B Guaranteed by Federal National Mortgage Association	05/15/35	0.35	1,450,000
3,950,000	Jeff Wyler Automotive Family, Inc. LOC U.S. Bank, N.A.	01/02/26	0.65	3,950,000
1,950,000	Kenwood County Club, Incorporated – Series 2005 LOC U.S. Bank, N.A.	12/01/15	0.80	1,950,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank,	06/01/27	0.36	700,000
3,150,000	Kool Capital, LLC LOC Bank of America, N.A.	04/01/29	0.40	3,150,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.40	1,800,000
400,000	LRC – B Wadsworth Investors, Ltd. – Series 1997 LOC U.S. Bank, N.A.	09/01/17	0.65	400,000
3,175,000	Maryland Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community) – Series 1999B LOC Wachovia Bank, N.A.	07/01/29	0.35	3,175,000
5,785,000	M-B Companies, Inc. – Series 2008 LOC US Bank, N.A.	03/01/48	0.45	5,785,000
845,000	Milwaukee, WI (Historic Third Ward Parking Project) LOC Northern Trust Bank	09/01/28	0.70	845,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.40	2,500,000
5,660,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.32	5,660,000
2,550,000	Mount Ontario Holdings LLC – Series 2001 (3) LOC U.S. Bank, N.A.	04/01/21	0.32	2,550,000
6,500,000	New Jersey EDA School Facilities Construction Bonds 2006 Series R - Sub-Series – R3 LOC Lloyds TSB Bank/ Bank of Nova Scotia	09/01/31	0.14	6,500,000
1,480,000	NPI Capital, LLC – Series 1999A LOC Bank of America, N.A.	07/01/29	0.70	1,480,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.70	6,900,000
1,300,000	Pennsylvania EDFA Taxable Development RB (West 914 Incorporation Project) – Series 1991A LOC PNC Bank, N.A.	05/01/21	0.35	1,300,000
8,180,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.85	8,180,000
1,120,000	Sand Run Nursery & Preserve LLC – Series 2004 LOC U.S. Bank, N.A.	03/01/24	0.65	1,120,000
9,050,000	Stonegate-Partners I, LLC (Stonegate Partners Project) – Series 2002 LOC U.S. Bank, N.A.	06/01/34	0.37	9,050,000
2,990,000	Tom Richards, Inc. (Team Land, LLC / Team Industries) Guaranteed by Federal Home Loan Bank	12/01/16	0.45	2,990,000
1,130,000	Trendway Corporation – Series 1996 LOC Bank of America, N.A.	12/01/26	0.70	1,130,000
5,050,000	Triple Crown Investments, LLC – Series 2004 LOC Federal Home Loan Bank of Dallas	08/01/25	0.44	5,050,000
1,350,000	Westchester County, NY IDA RB (B.W.P. Distributors Inc.) – Series 1997 LOC Wachovia Bank, N.A.	10/01/28	0.40	1,350,000
290,000	Westchester Presbyterian Church LOC U.S. Bank, N.A.	09/01/13	0.65	290,000
439,294	Wilmington Trust Company (Amtrak Trust 93-A) – Series B Notes Guaranteed by General Electric Company	01/01/11	9.10	439,294
765,000	Windsor Medical Center, Inc. – Series 1997 LOC Federal Home Loan Bank	12/03/18	0.45	765,000
140,409,483	Total Variable Rate Demand Instruments			140,409,483

Yankee Certificates of Deposit (49.37%)
$97,500,000	Banco Bilbao Vizcaya Argentaria	07/26/10	0.34%	$97,500,676
150,000,000	Barclays Bank PLC	09/16/10	0.53	150,000,000
164,000,000	Bayerische Landesbank Girozentrale	07/06/10	0.38	164,000,000
100,000,000	Credit Agricole CIB	07/06/10	0.22	100,000,139
100,100,000	Credit Industrial et Commercial	07/01/10	0.68	100,100,000
91,500,000	Credit Industrial et Commercial	08/03/10	0.66	91,500,000
40,000,000	Deutsche Bank, A.G.	07/30/10	0.41	40,000,322
99,600,000	Dexia Credit Local de France	08/09/10	0.38	99,601,078
100,000,000	Dexia Credit Local de France	08/31/10	0.64	100,001,691
129,900,000	Landesbank Hessen-Thueringen Girozentrale	09/13/10	0.62	129,902,662
72,400,000	Landesbank Hessen-Thueringen Girozentrale	09/27/10	0.74	72,401,766
100,000,000	Royal Bank of Scotland	07/29/10	0.34	100,000,777
100,000,000	Royal Bank of Scotland	08/27/10	0.59	100,001,581
1,600,000	Royal Bank of Scotland	09/13/10	0.57	1,600,033
149,500,000	Skandinav Enskilda Banken NY	07/13/10	0.34	149,500,000
50,000,000	Skandinav Enskilda Banken NY	07/27/10	0.35	50,000,180
163,600,000	Standard Chartered Bank PLC	08/17/10	0.46	163,602,134
120,900,000	Svenska Handelsbanken	12/03/10	0.69	120,905,188
127,100,000	UniCredit Bank AG	07/08/10	0.31	127,100,247
75,000,000	UniCredit Bank AG	07/12/10	0.36	74,999,541
2,032,700,000	Total Yankee Certificates of Deposit			2,032,718,015

	Total Investments (100.00%) (Cost $4,116,852,969†)			4,116,852,969
	Cash and Other Assets, net of Liabilities (0.00%)			133,527
	Net Assets (100.00%)			$4,116,986,496

	Advantage Shares, 1,520,840,656 shares outstanding			$1.00
	Institutional Class, 247,687,062 shares outstanding			$1.00
	Institutional Service Shares, 225,091,862 shares outstanding			$1.00
	Investor, 230,889,195 shares outstanding			$1.00
	Option Xpress Class, 259,595,096 shares outstanding			$1.00
	Pinnacle, 224,010,806 shares outstanding			$1.00
	Retail Class, 1,016,928,509 shares outstanding			$1.00
	Short Term Income Shares, 393,693,865 shares outstanding			$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)
Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $199,892,222, which represented 4.86% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

2)
Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated
are unconditionally secured as to principal and interest by a bank letter of credit.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown is the rate in effect at the date of this statement.

3)	Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

4)	Interest rate resets monthly based on LIBOR plus .05% and has a 7 - day put.

KEY:
	EDA = Economic Development Authority		IDA = Industrial Development Authority
	EDFA = Economic Development Finance Authority		IDRB = Industrial Development Revenue Bond
	FHLMC = Federal Home Loan Mortgage Corporation	LOC = Letter of Credit
	FNMA = Federal National Mortgage Association		MHRB = Multi-Family Housing Revenue Bond
	HFA = Housing Finance Authority	RB = Revenue Bond

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2010
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Repurchase Agreements (42.04%)
$10,000,000	BNP Paribas, purchased on 06/30/10, repurchase proceeds at maturity $10,000,003 (Collateralized by $11,360,883, GNMA, 5.500% to 6.000%, due 05/15/38 to 2/15/40, value $10,200,001)	07/01/10	0.01%	$10,000,000
83,000,000	Banc of America Securities, LLC, purchased on 06/30/10, repurchase proceeds at maturity $83,000,023(Collateralized by $81,850,710 GNMA, 4.500% to 5.000%, due 08/15/39 to 04/20/40 , value $84,660,001)	07/01/10	0.01	83,000,000
99,000,000	Bank of New York Mellon, purchased on 06/30/10, repurchase proceeds at maturity $99,000,165 (Collateralized by $143,757,556, GNMA, 0.000% to 8.000%, due 09/15/19 to 06/20/40, value $100,980,000)	07/01/10	0.06	99,000,000
190,000,000	Goldman Sachs, purchased on 06/30/10, repurchase proceeds at maturity $190,000,158 (Collateralized by $2,599,559,663, GNMA 0.000% to 7.300%, due 12/16/29 to 04/20/40, value $193,800,000)	07/01/10	0.03	190,000,000
50,000,000	JPMorgan Chase & Co., purchased on 06/30/10, repurchase proceeds at maturity $50,000,028 (Collateralized by $49,325,000 GNMA, 4.500%, due 01/20/40 , value $51,004,727)	07/01/10	0.02	50,000,000
432,000,000	Total Repurchase Agreements			432,000,000

U.S. Government Obligations (57.89%)
$150,000,000	U.S. Treasury Bill	07/01/10	0.10%	$150,000,000
15,000,000	U.S. Treasury Bill	07/01/10	0.15	15,000,000
75,000,000	U.S. Treasury Bill	07/08/10	0.01	74,999,854
50,000,000	U.S. Treasury Bill	07/15/10	0.17	49,996,694
50,000,000	U.S. Treasury Bill	07/29/10	0.48	49,981,333
50,000,000	U.S. Treasury Bill	09/09/10	0.20	49,980,556
15,000,000	U.S. Treasury Bill	10/21/10	0.23	14,989,500
50,000,000	U.S. Treasury Bill	11/18/10	0.25	49,951,389
25,000,000	U.S. Treasury Bill	11/26/10	0.23	24,976,875
65,000,000	U.S. Treasury Bill	02/10/11	0.36	64,870,267
50,000,000	U.S. Treasury Bill	02/28/11	0.28	50,196,620
595,000,000	Total U.S. Government Obligations			594,943,088

	Total Investments (99.93%) (Cost $1,026,943,088†)			1,026,943,088
	Cash and other Assets, Net of Liabilities (0.07%)			680,826
	Net Assets (100.00%)			$1,027,623,914

	Institutional Class, 339,253,059 shares outstanding			$1.00
	Institutional Service Shares, 235,732,381 shares outstanding			$1.00
	Investor, 204,134,623 shares outstanding			$1.00
	Pinnacle, 46,973,751 shares outstanding			$1.00
	Retail Class, 18,567,200 shares outstanding			$1.00
	Short Term Income Shares, 182,941,548 shares outstanding			$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	GNMA = Government National Mortgage Association

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2010
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Asset Back Commercial Paper (10.14%) (1)
$30,000,000	Straight-A-Funding LLC	07/15/10	0.32%	$29,996,267
63,000,000	Straight-A-Funding LLC	08/02/10	0.39	62,978,160
30,000,000	Straight-A-Funding LLC	09/02/10	0.43	29,977,425
123,000,000	Total Asset Back Commercial Paper			122,951,852

Floating Rate Securities (19.19%)
$50,000,000	Federal Agricultural Mortgage Corporation	08/16/10	0.27%	$50,000,000
25,000,000	Federal Agricultural Mortgage Corporation	01/25/11	0.22	25,000,000
50,000,000	Federal Agricultural Mortgage Corporation	04/19/11	0.20	50,000,000
50,000,000	Federal Agricultural Mortgage Corporation	06/20/11	0.32	50,000,000
25,000,000	Federal Home Loan Mortgage Corporation	09/03/10	0.52	25,003,259
30,000,000	Overseas Private Investment Corporation	12/15/19	0.25	30,000,000
2,810,117	Overseas Private Investment Corporation	07/20/10	0.52	2,810,117
232,810,117	Total Floating Rate Securities			232,813,376

Loan Participations (4.53%)
$15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	07/07/10	0.37%	$15,000,000
25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/19/10	0.45	25,000,000
15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	09/10/10	0.55	15,000,000
55,000,000	Total Loan Participations			55,000,000

Repurchase Agreements (39.25%)
$140,000,000	BNP Paribas, purchased on 06/30/10, repurchase proceeds at maturity $140,000,039 (Collateralized by $172,532,240, GNMA, 4.000% to 6.000%, due 03/15/25 to 06/15/40, value $142,800,001)	07/01/10	0.01%	$140,000,000
159,000,000	Banc of America Securities, LLC, purchased on 06/30/10, repurchase proceeds at maturity $159,000,044 (Collateralized by $165,674,297, GNMA, 4.000% to 5.000%, due 08/15/39 to 06/15/40 , value $162,180,001)	07/01/10	0.01	159,000,000
5,000,000	Bank of New York Mellon, purchased on 06/30/10, repurchase proceeds at maturity $5,000,008 (Collateralized by $4,762,982, GNMA, 5.000%, due 06/20/40, value $5,100,000)	07/01/10	0.06	5,000,000
67,000,000	Bank of New York Mellon, purchased on 06/30/10, repurchase proceeds at maturity $67,000,298 (Collateralized by $143,245,786, FHLMC, 4.000% to 6.500%, due 01/01/13 to 06/01/40, value $23,418,454, FNMA, 4.000% to 6.500%, due 10/01/11 to 07/01/40, value $43,889,248, GNMA, 5.000% to 7.500%, due 02/15/22 to 02/15/39, value $1,032,482 )	07/01/10	0.16	67,000,000
55,000,000	JPMorgan Chase & Co., purchased on 06/30/10, repurchase proceeds at maturity $55,000,031(Collateralized by $53,109,648 GNMA, 4.500% to 5.000%, due 01/20/40 to 03/20/40, value $56,101,071)	07/01/10	0.02	55,000,000
50,000,000	UBS Securities, LLC, purchased on 06/30/10, repurchase proceeds at maturity $50,000,056 (Collateralized by $40,088,000 , FMNT, 6.750%, due 03/15/31, value $31,326,548, TVBD, 5.880% to 8.250%, due 04/01/36 to 04/15/42, value $19,679,919)	07/01/10	0.04	50,000,000
476,000,000	Total Repurchase Agreements			476,000,000

U.S. Government Agency Discount Notes (15.71%)
$40,598,000	Federal Home Loan Bank	07/28/10	0.23%	$40,590,997
10,000,000	Federal Home Loan Bank	11/26/10	0.29	9,988,283
5,000,000	Federal Home Loan Bank	11/19/10	0.29	4,994,321
30,000,000	Federal Home Loan Mortgage Corporation	10/04/10	0.28	29,977,833
25,000,000	Federal Home Loan Mortgage Corporation	08/11/10	0.24	24,993,167
25,000,000	Federal Home Loan Mortgage Corporation	07/08/10	0.20	24,999,028
10,000,000	Federal Home Loan Mortgage Corporation	10/27/10	0.28	9,990,822
10,000,000	Federal Home Loan Mortgage Corporation	10/27/10	0.27	9,991,150
6,250,000	Federal Home Loan Mortgage Corporation	11/01/10	0.28	6,244,021
20,000,000	Federal National Mortgage Association	10/01/10	0.28	19,985,689
8,805,000	Federal National Mortgage Association	12/01/10	0.29	8,794,148
190,653,000	Total U.S. Government Agency Discount Notes			190,549,459

U.S. Government Agency Medium Term Notes (11.04%)
$10,000,000	Federal Home Loan Bank	10/29/10	0.30%	$9,998,885
10,000,000	Federal Home Loan Bank	10/29/10	0.31	9,998,820
41,500,000	Federal Home Loan Bank	12/30/10	0.39	41,502,069
22,300,000	Federal Home Loan Bank	01/20/11	0.37	22,359,978
50,000,000	Federal Home Loan Bank	02/25/11	0.45	49,993,452
133,800,000	Total U.S. Government Agency Medium Term Notes			133,853,204

	Total Investments (99.86%) (Cost $1,211,167,891†)			1,211,167,891
	Cash and other Assets, Net of Liabilities (0.14%)			1,664,227
	Net Assets (100.00%)			$1,212,832,118

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 864,307,951 shares outstanding			$1.00
	Institutional Class, 89,106,335 shares outstanding			$1.00
	Institutional Service Shares, 70,278,274 shares outstanding			$1.00
	Retail Class, 189,257,540 shares outstanding			$1.00

FOOTNOTES:
1)
Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $122,951,852, which represented 10.14% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

KEY:

	FHLMC = Federal Home Loan Mortgage Corporation
	FMNT = Federal Home Loan Mortgage Corporation Medium Term Notes
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	TVBD = Tennessee Valley Power Bond

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30,2010
(UNAUDITED)
					Ratings (1)
Face		Maturity	Interest	Value		Standard &
Amount		Date	Rate	(Note 1)	Moody's	Poor's

Put Bonds (2) (2.56%)
$640,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.95%	$640,000	P-1	A-1+
10,740,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.95	10,740,000	P-1	A-1+
11,380,000	Total Put Bonds			11,380,000

Tax Exempt Commercial Paper (8.60%)
$4,950,000	Harris County, TX – Series C	08/12/10	0.35%	$4,950,000	P-1	A-1+
4,000,000	Hillsborough County Aviation Authority Airport Facilities Series B LOC Landesbank Baden – Wurttemberg	07/02/10	0.33	4,000,000	P-1
4,575,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3) LOC BNP Paribas	09/08/10	0.38	4,575,000	VMIG-1	A-1+
5,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	07/15/10	0.36	5,000,000	P-1	A-1+
5,000,000	Regents of the University of Michigan RB - Series 2009B	07/06/10	0.22	5,000,000	P-1	A-1+
3,700,000	San Antonio Gas & Electric Co., TX (CPS Energy)	08/03/10	0.30	3,700,000	P-1	A-1+
11,000,000	Sunshine State Governmental Financing Commission – Series L LOC Dexia CLF	07/07/10	0.45	11,000,000	P-1	A-1
38,225,000	Total Tax Exempt Commercial Paper			38,225,000

Tax Exempt Obligation Notes and Bonds (17.29%)
$5,000,000	Brown Deer School District, WI TRAPN (4)	10/28/10	1.05%	$5,007,254
2,285,000	Concord Metropolitan District, Douglas County, CO GO Refunding & Improvement Bonds – Series 2004 LOC Wells Fargo Bank	12/01/10	1.75	2,285,000		A-1+
1,000,000	Concord School District, NH GO BAN (4)	01/21/11	0.75	1,000,826
4,600,000	East Troy Community School District, WI TRAPN (4)	10/07/10	1.00	4,606,114
6,000,000	Eau Claire Area School District, WI TRAPN (4)	08/25/10	1.00	6,004,488
5,800,000	Enlarged City School District of City of Watertown, Jefferson County, NY BAN (4)	09/17/10	1.00	5,806,135
7,000,000	Germantown School District, WI TRAPN (4)	10/29/10	0.90	7,007,971
1,750,000	Glendale-River Hills School District, WI TRAN (4)	08/17/10	1.14	1,750,802
2,386,482	Guilderland Central School District, AL GO BAN for Vehicles – 2009 (4)	07/22/10	1.10	2,387,704
1,000,000	Lake Geneva Joint School District #1, WI TRAPN (4)	10/13/10	1.00	1,000,084
2,000,000	Lake Geneva-Genoa City Union High School District, WI TRAPN (4)	10/13/10	0.98	2,001,521
2,400,000	Mequon – Thiensville School District, WI TRAN (4)	09/03/10	1.04	2,401,912
7,200,000	Middleton-Cross Plains Area School District, Dane County, WI TRAN (4)	09/17/10	0.99	7,207,755
3,000,000	Nicolet Unified High School District, WI TRAPN (4)	10/29/10	1.00	3,007,316
1,600,000	School District of Cambridge, WI TRAPN (4)	09/22/10	1.00	1,601,800
3,500,000	School District of Hartford Joint No. 1, WI TRAPN (4)	10/26/10	1.10	3,504,450
3,500,000	School District of Kewaskum, WI TRAN (4)	08/30/10	1.17	3,503,307
1,295,000	School District of Prescott, WI TRAPN (4)	09/23/10	1.15	1,296,028
750,000	School District of Somerset, WI TRAPN (4)	11/01/10	1.15	750,874
3,000,000	School District of Three Lakes, WI TRAN (4)	08/20/10	1.28	3,002,926
700,000	School District of Williams Bay, WI TRAN (4)	08/27/10	1.50	700,322
650,000	School District of Wisconsin Dells, WI BAN (4)	03/07/11	1.00	653,214
3,800,000	School District of Wisconsin Dells, WI TRAPN (4)	10/27/10	1.10	3,804,853
1,600,000	Valders Area School District, WI, TRAPN (4)	09/24/10	1.14	1,600,403
5,000,000	Waunakee Community School District, WI TRAPN (4)	10/22/10	1.05	5,006,878
76,816,482	Total Tax Exempt Obligation Notes and Bonds			76,899,937

Tax Exempt Variable Rate Demand Instruments (5) (73.01%)
$1,955,000	Adams County, PA IDA (Say Plastics, Inc. Project) – Series 2007A LOC Wachovia Bank, N.A.	08/01/32	0.52%	$1,955,000	P-1	A-1+
5,400,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.46	5,400,000	VMIG-1
475,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006B LOC Royal Bank of Scotland, N.A.	12/01/41	0.22	475,000	VMIG-1	A-1+
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.27	750,000		A-1+
1,740,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.34	1,740,000
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds - Series 2003B)	06/01/33	0.31	2,315,000		A-1+
3,770,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.37	3,770,000	VMIG-1
370,000	Citigroup Global Markets ROCs Trust II-R Series 402 Connecticut State HFA (Housing Mortgage Finance Program) 2003 - Series E-2 (3)	11/15/10	0.37	370,000	VMIG-1
400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.30	400,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.28	1,500,000		A-1+
10,000,000	City of Irvine, CA Assessment District NO. 89-10 Improvement Bonds (Orange County, California) LOC Bayerische Hypo- Vereins Bank, A.G.	09/02/15	0.16	10,000,000	VMIG-1	A-1+
5,065,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.74	5,065,000
4,875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.20	4,875,000	VMIG-1	A-1+
1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) - Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.52	1,175,000
4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) - Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.29	4,600,000
3,490,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterized by Federal National Mortgage Association	10/15/16	0.22	3,490,000		A-1+
2,275,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterized by Federal National Mortgage Association	10/15/16	0.22	2,275,000		A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wachovia Bank, N.A.	08/01/38	0.35	3,000,000		A-1+
5,190,000	Community Development Authority of the Village of Brown Deer, WI MHRB (Brown Deer Senior Housing, LLC Project) - Series 1999 (3) (4) LOC PNC Bank, N.A.	10/01/34	0.91	5,190,000
1,350,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) - Series 2004 (4) LOC Bank of Montreal	09/01/29	0.49	1,350,000
4,580,000	Community Development Authority of the City of South Milwaukee, WI MHRB (Marquette Manor, LLC Project) Series – 2001 (3) (4) LOC PNC Bank, N.A.	01/01/31	0.91	4,580,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited) (Partnership Project) - Series 1993 (3) LOC Bank of Montreal	08/01/23	0.24	700,000	VMIG-1	A-1+
1,800,000	Connecticut State HEFA RB (The Hotchkiss School) – Series A	07/01/30	0.30	1,800,000	VMIG-1	A-1+
2,355,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) - 2006A LOC JPMorgan Chase Bank, N.A.	01/01/32	0.45	2,355,000
7,000,000	County of Allen, OH Adjustable Rate Hospital Facilities (Catholic Healthcare Partners) – Series 2008E LOC Wachovia Bank, N.A.	10/01/31	0.21	7,000,000	VMIG-1	A-1+
4,185,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.47	4,185,000		A-1+
1,635,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking And Trust Company	11/01/32	0.42	1,635,000	VMIG-1
6,000,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) - Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.28	6,000,000		A-1+
5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (Intel Corporation Project) (3)(4) LOC Deutsche Bank, A.G	12/01/37	0.35	5,000,000
1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc. Project) - Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.42	1,900,000	VMIG-1
11,030,000	Development Authority of Columbus, GA MHRB (Avalon Apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.39	11,030,000		A-1+
1,380,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.32	1,380,000		A-1+
2,000,000	Duval County HFA Mutlifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.32	2,000,000		A-1+
9,920,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.37	9,920,000		A-1+
1,200,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) - Series 2007B (3) LOC Branch Banking and Trust Company	07/01/17	0.45	1,200,000	P-1	A-1+
1,750,000	Florida HFA MHRB (Springs Colony Project) – Series 1985 FF Collaterized by Federal National Mortgage Association	09/15/26	0.22	1,750,000		A-1+
1,800,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking and Trust Company	07/01/26	0.52	1,800,000	P-1	A-1+
1,000,000	Hospital Authority of Hall County and City of Gainesville RAC (Northeast Georgia Health System, Inc. Project) - Series 2008A LOC Wells Fargo Bank	05/15/26	0.15	1,000,000		A-1
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.31	7,400,000		A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.56	3,000,000		A-1
1,950,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.23	1,950,000	VMIG-1	A-1+
1,000,000	Industrial Development Board of the Town of West Jefferson Solid Waste Disposal RB (Alabama Power Company Miller Plant Project) - Series 2008 (3)	12/01/38	0.20	1,000,000	VIMG-1	A-1
1,000,000	Industrial Development Board of the Town of Wilsonville Solid Waste Disposal RB(Alabama Power Company Gaston Plant Project) - Series 2008 (3)	12/01/30	0.20	1,000,000	VMIG-1	A-1
3,700,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Norhern Trust	04/01/35	0.16	3,700,000		A-1+
2,500,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.52	2,500,000
1,255,000	Jeffersontown, KY (Kentucky League of Cities Funding Trust Lease Program RB) – Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.26	1,255,000	VMIG-1
4,720,000	JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054 Relating to the City of Chicago MHRB (Drexel Preservation Project))– Series 2007 (3) Guaranteed by Federal Housing Authority/Government National Mortgage Association	12/20/39	0.46	4,720,000	VMIG-1
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.22	1,700,000		A-1+
4,000,000	Long Island Power Authority Electric System Subordinated RB Series 1, 2, 3, Subseries 3B LOC Westdeutche Landesbank AG	05/01/33	0.17	4,000,000	VMIG-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.15	600,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.31	406,000		A-1+
4,430,000	Massachusetts HEFA RB (Pool Loan Program Issue) - Series N LOC TD Bank, N.A.	02/01/38	0.14	4,430,000		A-1+
1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.28	1,900,000		A-1+
500,000	Metropolitan Transportation Authority, Transportation Revenue Variable Rate Bonds, Series 2005G-2 LOC BNP Paribas	11/01/26	0.13	500,000	VMIG-1	A-1+
6,760,000	Miami-Dade County IDA IDRB (Airbus Service Company, Inc. Project) – Series 1998A (3) LOC Calyon	04/01/30	0.39	6,760,000		A-1+
4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.31	4,785,000	VMIG-1
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) - Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.64	1,260,000
385,000	Mississippi Home Corporation Single Family Mortgage RB Wachovia Merlots Trust Series 2000YYY (3) Guaranteed by Government National Mortgage Association	12/01/31	0.73	385,000	VMIG-1
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.40	3,450,000		A-1+
5,545,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.40	5,545,000		A-1+
2,045,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.40	2,045,000		A-1+
2,800,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.48	2,800,000		A-1
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.21	1,600,000	P-1	A-1+
2,000,000	New Jersey Health Care Facilites Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.26	2,000,000	VMIG-1	A-1+
700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A.	07/01/31	0.21	700,000	VMIG-1	A-1+
3,500,000	New York City HDC Mulit-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collateralized by Federal National Mortgage Association	09/15/28	0.23	3,500,000		A-1+
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/19	0.22	4,575,000	VMIG-1	A-1+
3,200,000	New York City, NY GO Bonds Fiscal 2006 Series H Sub-Series H-2 LOC Dexia CLF	01/01/36	0.17	3,200,000	VMIG-1	A-1+
4,865,000	New York City, NY IDA Civic Facility RB (The Convent of the Sacred Heart School of New York Project) – Series 2002 LOC Wachovia Bank, N.A.	11/01/32	0.28	4,865,000	VMIG-1
11,600,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995B LOC Bank of Nova Scotia	04/01/25	0.24	11,600,000	VMIG-1	A-1+
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.17	5,000,000	VMIG-1
4,600,000	Ohio Water Development Authority, State of Ohio PCRB (FirstEnergy Nuclear Generation Corp. Project) – Series 2008A (3) LOC Bank of Nova Scotia	11/01/33	0.28	4,600,000		A-1+
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project)- Series 1997E Guaranteed by Federal National Mortgage Association	06/01/25	0.28	1,000,000		A-1+
1,200,000	Orange County, FL HFA MHRB (Windsor Pines Project) – Series 2000E (3) LOC Bank of America, N.A.	03/01/35	0.27	1,200,000	VMIG-1
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.30	3,500,000		A-1+
3,960,000	Parish of East Baton Rouge, LA Pollution Control RRB (Exxon Project) - Series 1989	11/01/19	0.10	3,960,000	P-1	A-1+
2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001(3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.30	2,000,000	VMIG-1	A-1+
2,400,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.35	2,400,000	P-1	A-1+
1,200,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.48	1,200,000	P-1	A-1+
100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.27	100,000		A-1+
795,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC JPMorgan Chase Bank, N.A.	12/01/16	0.91	795,000
3,500,000	Riesel, TX IDC Solid Waste Disposal RB (Sandy Creek Energy Associates, LP Project) – Series 2007 (3) LOC Credit Suisse	10/01/42	0.29	3,500,000		A-1+
1,400,000	Rockingham County , NC Industrial Facilites and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.42	1,400,000
1,375,000	Rockingham County , NC Industrial Facilites and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.42	1,375,000
490,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2001(3) (4) LOC JPMorgan Chase Bank, N.A.	01/01/12	0.42	490,000
1,350,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2003 (3) (4) LOC JPMorgan Chase Bank, N.A.	01/01/14	0.42	1,350,000
1,000,000	Sarasota county, FL Continuing Care Retirement Community RRB (The Glenridge on Palmer Ranch, Inc. Project) - Series 2006 LOC Bank of Scotland	06/01/36	0.23	1,000,000	VMIG-1
3,260,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.42	3,260,000	VMIG-1
10,000,000	State of California GO – Series 2005B-7 LOC Landesbank Hessen Thuringen Girozentrale	05/01/40	0.18	10,000,000	VMIG-1	A-1+
6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.20	6,100,000	VMIG-1	A-1+
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) - Series F LOC JPMorgan Chase, N.A.	07/01/47	0.31	300,000	VMIG-1
3,070,000	State of Connecticut HEFA RB (Danbury Hospital Issue) – Series J LOC Wachovia Bank, N.A.	07/01/36	0.27	3,070,000		A-1+
1,900,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.28	1,900,000		A-1+
1,805,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.45	1,805,000		A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.15	5,500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.20	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series L-1 LOC Bank of America, N.A.	07/01/36	0.20	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.30	800,000	VMIG-1
1,000,000	The City of New York Fiscal 2004 Series A-3 LOC BNP Paribas	08/01/31	0.25	1,000,000	VMIG-1	A-1+
300,000	The City of New York Fiscal 2004 Series H-7 LOC KBC Bank, N.A.	03/01/34	0.15	300,000	VMIG-1	A-1
8,640,000	The Economic Development Corporation of the City of Lapeer Development RB (H & H Tool, Inc. Project) – Series 2007 Guaranteed by Federal Home Loan Bank	01/01/37	0.31	8,640,000	VMIG-1
1,845,000	The Industrial Development Board of the City of Florence IRB (Nichols Wire, Inc. Project) - Series 1999A LOC Bank of America, N.A.	11/01/14	0.45	1,845,000		A-1
1,290,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (3) LOC US Bank, N. A.	06/01/27	0.38	1,290,000		A-1+
1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) – Series 2001A(3) LOC US Bank, N.A.	07/01/16	0.53	1,000,000		A-1+
265,000	University of North Carolina at Chapel Hill RB – Series 2001 B	12/01/25	0.18	265,000	VMIG-1	A-1+
1,280,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.55	1,280,000
4,450,000	Volusia County, FL IDA IDRB (Intellitech Project) – Series 2007A (3) LOC LaSalle National Bank, N.A.	10/01/37	0.45	4,450,000		A-1
2,700,000	Washington State HFC MHRB – (The Seasons Apartment Project) Series 2006 (3) Collateralized by Federal National Mortgage Association	12/15/40	0.33	2,700,000	VMIG-1
5,000,000	West Virginia EDA Solid Waste Disposal Facilites RB (Appalachian Power Company- Mountaineer Project) – Series 2008B (3) LOC JPMorgan Chase Bank, N.A.	02/01/36	0.38	5,000,000	VMIG-1	A-1+
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.25	1,200,000	VMIG-1
324,636,000	Total Tax Exempt Variable Rate Demand Instruments			324,636,000

Tax Exempt Variable Rate Demand Instruments -Private Placements (5) (0.26%)
$1,137,000	West Jordan, UT IDRB (The Lynn Partnership Nursing Home Project) – Series 1985 LOC Bank of America, N.A.	07/01/15	2.11%	$1,137,000	P-1	A-1+
1,137,000	Tax Exempt Variable Rate Demand Instruments -Private Placements			1,137,000

	Total Investments (101.72%) (Cost $452,277,937†)			452,277,937
	Liabilities in excess of cash and other assets (-1.72%)			(7,652,582)
	Net Assets (100.00%)			$444,625,355

	Advantage Shares, 214,289,552 shares outstanding			$1.00
	Institutional Class, 35,126,155 shares outstanding			$1.00
	Retail Class, 141,841,640 shares outstanding			$1.00
	Short Term Income Shares, 53,587,064 shares outstanding			$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
1)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

2)	The maturity date indicated for the put bonds is the next put date.

3)	Security subject to alternative minimum tax.

4)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5)
Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown is the rate in effect at the date of this statement.

KEY:	BAN = Bond Anticipation Note	IRB = Industrial Revenue Bond
	EDA = Economic Development Authority		LIFERs = Long Inverse Floating Exempt Receipts
	EDFA = Economic Development Finance Authority	LOC = Letter of Credit
	EDRB = Economic Development Revenue Bond		MHRB = Multi-Family Housing Revenue Bond
	GO = General Obligation		PCFA = Pollution Control Finance Authority
	HDC = Housing Development Corporation		PCRB = Pollution Control Revenue Bond
	HEFA = Health and Education Facilities Authority		RAC = Revenue Anticipation Certificates
	HFA = Housing Finance Authority	RB = Revenue Bond
	HFC = Housing Finance Commission	ROC = Reset Option Certificates
	IDA = Industrial Development Authority	RRB = Revenue Refunding Bonds
	IDC = Industrial Development Corporation		SPEARs = Short Puttable Exempt Receipts
	IDRB = Industrial Development Revenue Bond		TRAPN = Tax and Revenue Anticipation Promissory Note
	TRAN = Tax and Revenue Anticipation Note

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets
(Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.
Level 2 –
prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –
prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2010.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of June 30, 2010:

			Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)
	Description
	Repurchase agreements		$ -0-	$150,000,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states ..............................		$ -0-	$3,966,852,969	$ -0-
	Total............................................................................................		$-0-	$4,116,852,969	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of June 30, 2010:

			Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)
	Description
	Repurchase agreements		$ -0-	$432,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ................................		$ -0-	$594,943,088	$ -0-
	Total...........................................................................................		$ -0-	$1,026,943,088	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of June 30, 2010:

			Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)
	Description
	Repurchase agreements		$ -0-	$476,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ....................................		$ -0-	$735,167,891	$ -0-
	Total...............................................................................................		$ -0-	$1,211,167,891	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of June 30, 2010:

			Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)
	Description
	Debt securities issued by states of the United States and political subdivisions of the states .....................................		$ -0-	$452,277,937	$ -0-
	Total..................................................................................................		$ -0-	$452,277,937	$ -0-

	For the period ended June 30, 2010, there was no Level 1 or 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*   /s/ Christine Manna
Christine Manna, Secretary

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael P. Lydon
Michael P. Lydon, President

Date: August 23, 2010

By (Signature and Title)*    /s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: August 23, 2010

* Print the name and title of each signing officer under his or her signature.